Schedule of short-term and long-term borrowings (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term bank borrowing		¥ 80,500	¥ 30,000
Long-term bank borrowing		9,800
Bank borrowings	[1]	¥ 90,300	¥ 30,000

[1]	On June 20, 2024, Baodafang entered into an RMB